Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$764,824.76

Principal:
Principal Collections	$10,723,336.13
Prepayments in Full	$5,548,765.61
Liquidation Proceeds	$145,100.74
Recoveries	$36,705.84
Sub Total	$16,453,908.32
Collections:	$17,218,733.08

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,218,733.08

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,218,733.08
Servicing Fee	$263,657.94	$263,657.94	$0.00	$0.00	$16,955,075.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,955,075.14
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,955,075.14
Interest - Class A-3 Notes	$140,807.39	$140,807.39	$0.00	$0.00	$16,814,267.75
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$16,734,730.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,734,730.25
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$16,691,560.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,691,560.67
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$16,642,584.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,642,584.34
Regular Principal Payment	$15,207,440.84	$15,207,440.84	$0.00	$0.00	$1,435,143.50
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,435,143.50
Residual Released to Depositor	$0.00	$1,435,143.50	$0.00	$0.00	$0.00
Total		$17,218,733.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,207,440.84
Total					$15,207,440.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,207,440.84	$48.35	$140,807.39	$0.45	$15,348,248.23	$48.80
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$15,207,440.84	$18.07	$312,490.80	$0.37	$15,519,931.64	$18.44

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$162,470,066.98	0.5165980	$147,262,626.14	0.4682436
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$275,280,066.98	0.3270097	$260,072,626.14	0.3089446

Pool Information
Weighted Average APR	2.854%	2.848%
Weighted Average Remaining Term	35.15	34.36
Number of Receivables Outstanding	17,486	17,048
Pool Balance	$316,389,527.26	$299,846,967.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$292,116,476.36	$276,909,035.52
Pool Factor	0.3460858	0.3279906

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$22,937,931.58
Targeted Overcollateralization Amount	$39,774,340.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,774,340.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	25

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	32	$125,357.68
(Recoveries)	24	$36,705.84
Net Loss for Current Collection Period		$88,651.84
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.3362%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1890%
Second Prior Collection Period			0.4155%
Prior Collection Period			-0.1876%
Current Collection Period			0.3453%
Four Month Average (Current and Prior Three Collection Periods)			0.1905%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1241	$2,795,136.33
(Cumulative Recoveries)			$800,792.57
Cumulative Net Loss for All Collection Periods			$1,994,343.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2182%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,252.33
Average Net Loss for Receivables that have experienced a Realized Loss			$1,607.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.98%	138	$2,935,276.96
61-90 Days Delinquent	0.16%	20	$488,604.42
91-120 Days Delinquent	0.02%	2	$61,421.86
Over 120 Days Delinquent	0.04%	2	$124,714.51
Total Delinquent Receivables	1.20%	162	$3,610,017.75
Repossession Inventory:
Repossessed in the Current Collection Period		6	$212,771.84
Total Repossessed Inventory		6	$212,771.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0838%
Prior Collection Period		0.1201%
Current Collection Period		0.1408%
Three Month Average		0.1149%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.2250%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	25

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	32	$693,217.44
2 Months Extended	54	$1,215,150.87
3+ Months Extended	8	$194,464.90

Total Receivables Extended	94	$2,102,833.21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer